PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.0%
Australia : 3.0%
31,907
Ampol Ltd.
$ 706,633
0.3
80,536
ANZ Group Holdings Ltd.
1,397,233
0.5
317,614
Aurizon Holdings Ltd.
813,986
0.3
150,624
Brambles Ltd.
1,425,020
0.5
289,201
Medibank Pvt Ltd.
682,777
0.3
49,280
National Australia Bank Ltd.
944,010
0.4
158,351
Scentre Group
299,646
0.1
143,724
Telstra Group Ltd.
411,369
0.1
128,280
Transurban Group
1,238,549
0.5
7,919,223
3.0
Austria : 0.2%
10,376
OMV AG
467,483
0.2
Brazil : 0.3%
20,146
Yara International ASA
822,803
0.3
Canada : 3.8%
23,968
BCE, Inc.
1,035,314
0.4
31,406  Element Fleet Management
Corp.
506,583
0.2
10,137
iA Financial Corp., Inc.
702,322
0.3
18,013
Parkland Corp.
491,903
0.2
18,159  Rogers Communications,
Inc. - Class B
795,132
0.3
19,061
Royal Bank of Canada
1,889,694
0.7
26,069
Suncor Energy, Inc.
815,688
0.3
27,269
TELUS Corp.
485,554
0.2
10,677
Thomson Reuters Corp.
1,441,251
0.6
25,544
Toronto-Dominion Bank
1,684,531
0.6
9,847,972
3.8
China : 0.2%
257,000  SITC International Holdings
Co. Ltd.
563,127
0.2
Denmark : 0.4%
38,917
Danske Bank A/S
924,087
0.4
Finland : 0.1%
77,965
Nokia Oyj
306,477
0.1
France : 3.2%
47,068
AXA SA
1,446,823
0.6
8,513
BNP Paribas SA
561,417
0.2
1,877
Dassault Aviation SA
364,630
0.1
17,873
Edenred
1,160,863
0.5
34,578
Getlink SE
607,793
0.2
9,483
(1)
La Francaise des Jeux
SAEM
362,038
0.1
132,831
Orange SA
1,501,507
0.6
8,690
Sanofi
927,093
0.4
6,797
Thales SA
1,016,767
0.4
32,481
Vivendi SE
290,003
0.1
8,238,934
3.2
Germany : 0.3%
15,736
BASF SE
843,627
0.3
Hong Kong : 1.3%
124,000
CK Asset Holdings Ltd.
718,093
0.3
98,000
CK Hutchison Holdings Ltd.
604,398
0.2
14,200  Jardine Matheson Holdings
Ltd.
707,870
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
83,500
Link REIT
$ 469,367
0.2
69,000
MTR Corp. Ltd.
317,973
0.1
114,000
Power Assets Holdings Ltd.
597,500
0.2
3,415,201
1.3
Israel : 0.5%
71,047
Bank Leumi Le-Israel BM
567,142
0.2
128,120  Israel Discount Bank Ltd. -
Class A
678,620
0.3
1,245,762
0.5
Italy : 1.0%
31,823
Eni SpA
485,840
0.2
410,695
Intesa Sanpaolo SpA
1,187,599
0.5
167,629
Snam SpA
881,190
0.3
2,554,629
1.0
Japan : 7.2%
18,000  Daiwa House Industry Co.
Ltd.
489,221
0.2
73,300
ENEOS Holdings, Inc.
265,943
0.1
2,500
Hirose Electric Co. Ltd.
316,644
0.1
39,000
Honda Motor Co. Ltd.
1,243,375
0.5
208,000  Japan Post Holdings Co.
Ltd.
1,518,939
0.6
70,900
Japan Tobacco, Inc.
1,573,243
0.6
18,800
KDDI Corp.
553,316
0.2
7,200  McDonald's Holdings Co.
Japan Ltd.
283,415
0.1
25,900
NEC Corp.
1,310,422
0.5
746,900  Nippon Telegraph &
Telephone Corp.
856,484
0.3
3,300
Nitto Denko Corp.
234,666
0.1
102,100
Oji Holdings Corp.
403,121
0.1
13,700
Ono Pharmaceutical Co. Ltd.
251,057
0.1
17,900
ORIX Corp.
344,334
0.1
34,200
Osaka Gas Co. Ltd.
538,132
0.2
2,700
Rohm Co. Ltd.
253,012
0.1
21,600
Secom Co. Ltd.
1,449,466
0.6
27,800
Sekisui Chemical Co. Ltd.
422,268
0.2
65,300
Sekisui House Ltd.
1,332,231
0.5
15,200
Sompo Holdings, Inc.
672,003
0.3
86,400
Sumitomo Chemical Co. Ltd.
266,471
0.1
27,700  Sumitomo Mitsui Financial
Group, Inc.
1,297,792
0.5
11,500
Taisei Corp.
435,809
0.2
55,900  Takeda Pharmaceutical Co.
Ltd.
1,709,134
0.6
32,100
Tokio Marine Holdings, Inc.
738,139
0.3
18,758,637
7.2
Jordan : 0.2%
22,768
Hikma Pharmaceuticals PLC
611,432
0.2
Netherlands : 1.5%
149,923
Koninklijke KPN NV
542,462
0.2
35,234
NN Group NV
1,350,700
0.5
20,941
OCI NV
596,817
0.2
11,071
Wolters Kluwer NV
1,390,259
0.6
3,880,238
1.5
New Zealand : 0.1%
94,159
Spark New Zealand Ltd.
303,149
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway : 0.2%
14,073
Aker BP ASA
$ 394,221
0.2
Singapore : 0.6%
489,500
Genting Singapore Ltd.
346,236
0.1
134,200
Keppel Corp. Ltd.
745,244
0.3
62,800
Singapore Airlines Ltd.
355,764
0.2
1,447,244
0.6
Spain : 1.9%
16,603  ACS Actividades de
Construccion y Servicios SA
580,755
0.2
1,848
(1)
Aena SME SA
295,113
0.1
70,446  Banco Bilbao Vizcaya
Argentaria SA
558,384
0.2
31,462
Industria de Diseno Textil SA
1,204,302
0.5
39,037
Red Electrica Corp. SA
652,923
0.3
107,475
Repsol SA
1,640,874
0.6
4,932,351
1.9
Switzerland : 1.9%
16,652
Holcim AG
1,160,594
0.4
11,238
Novartis AG, Reg
1,176,587
0.5
1,977
Roche Holding AG
612,972
0.2
4,203
Zurich Insurance Group AG
2,032,144
0.8
4,982,297
1.9
United Kingdom : 4.4%
133,545
BAE Systems PLC
1,597,074
0.6
263,679
BP PLC
1,635,985
0.6
46,112  British American Tobacco
PLC
1,550,661
0.6
60,556
British Land Co. PLC
262,765
0.1
11,803
DCC PLC
683,380
0.3
81,881
GSK PLC
1,457,579
0.5
63,935
Imperial Brands PLC
1,510,494
0.6
240,717
NatWest Group PLC
755,622
0.3
124,132
Sage Group PLC
1,493,134
0.6
26,372
Smiths Group PLC
575,165
0.2
11,521,859
4.4
United States : 65.7%
26,050
AbbVie, Inc.
3,896,559
1.5
1,668
Acuity Brands, Inc.
275,620
0.1
14,281
AECOM
1,242,447
0.5
5,981  Allison Transmission
Holdings, Inc.
351,025
0.1
47,368
Altria Group, Inc.
2,151,455
0.8
148,058
Amcor PLC
1,519,075
0.6
14,614
Amdocs Ltd.
1,368,455
0.5
20,867  American Electric Power
Co., Inc.
1,768,270
0.7
13,846  American International
Group, Inc.
834,637
0.3
819
Ameriprise Financial, Inc.
285,381
0.1
5,729
AMETEK, Inc.
908,619
0.4
11,029
Amgen, Inc.
2,582,440
1.0
4,298
Aon PLC - Class A
1,368,913
0.5
10,208
AptarGroup, Inc.
1,239,864
0.5
7,974
Assurant, Inc.
1,072,583
0.4
6,084  Automatic Data Processing,
Inc.
1,504,330
0.6
25,582
Avnet, Inc.
1,240,727
0.5
19,388
Axis Capital Holdings Ltd.
1,068,667
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
40,097
Bristol-Myers Squibb Co.
$ 2,493,632
1.0
9,199
Brown & Brown, Inc.
648,070
0.3
20,298
Cardinal Health, Inc.
1,856,658
0.7
8,483
Cheniere Energy, Inc.
1,373,058
0.5
14,453
Church & Dwight Co., Inc.
1,382,719
0.5
5,169
Cigna Group
1,525,372
0.6
723
Cintas Corp.
362,975
0.1
69,570
Cisco Systems, Inc.
3,620,423
1.4
21,934
Citigroup, Inc.
1,045,374
0.4
8,535  Citizens Financial Group,
Inc.
275,339
0.1
13,702
CNO Financial Group, Inc.
352,415
0.1
14,514
Coca-Cola Co.
898,852
0.3
21,437
Colgate-Palmolive Co.
1,634,786
0.6
23,207
Commerce Bancshares, Inc.
1,234,148
0.5
14,776
Consolidated Edison, Inc.
1,401,651
0.5
34,041
CSX Corp.
1,134,246
0.4
21,862
CVS Health Corp.
1,632,873
0.6
7,276  Dolby Laboratories, Inc. -
Class A
644,726
0.2
34,435
Dow, Inc.
1,944,544
0.7
28,083
DT Midstream, Inc.
1,503,002
0.6
12,524
DTE Energy Co.
1,431,493
0.6
21,052
Duke Energy Corp.
1,970,888
0.8
19,325
Edison International
1,390,627
0.5
13,748
Electronic Arts, Inc.
1,874,540
0.7
2,687
Elevance Health, Inc.
1,267,270
0.5
21,207
Emerson Electric Co.
1,937,259
0.7
6,662
EOG Resources, Inc.
882,915
0.3
95,972
Equitrans Midstream Corp.
995,230
0.4
4,475
Erie Indemnity Co. - Class A
993,271
0.4
4,090
Everest Re Group Ltd.
1,474,486
0.6
22,808
Evergy , Inc.
1,367,796
0.5
26,347
First Hawaiian, Inc.
545,119
0.2
46,715
Flowers Foods, Inc.
1,154,328
0.4
3,213
FMC Corp.
309,187
0.1
12,524
Fortive Corp.
981,255
0.4
29,506  Gaming and Leisure
Properties, Inc.
1,400,355
0.5
23,159
General Mills, Inc.
1,730,904
0.7
7,398
General Motors Co.
283,861
0.1
35,852
Genpact Ltd.
1,293,899
0.5
38,356
Gentex Corp.
1,287,994
0.5
9,832
Genuine Parts Co.
1,531,039
0.6
28,857
Gilead Sciences, Inc.
2,197,172
0.8
43,006
H&R Block, Inc.
1,445,432
0.6
6,377
Hancock Whitney Corp.
280,652
0.1
7,055  Hanover Insurance Group,
Inc.
800,601
0.3
22,317  Hartford Financial Services
Group, Inc.
1,604,146
0.6
2,612
Humana, Inc.
1,193,240
0.5
9,871  International Bancshares
Corp.
489,996
0.2
11,869
Iridium Communications, Inc.
623,716
0.2
33,837
Johnson & Johnson
5,668,713
2.2
2,272
JPMorgan Chase & Co.
358,885
0.1
50,623
Juniper Networks, Inc.
1,407,319
0.5
13,000
Kellogg Co.
869,570
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
16,869
Kilroy Realty Corp.
$ 602,223
0.2
14,084
Kimberly-Clark Corp.
1,818,244
0.7
15,618
Leidos Holdings, Inc.
1,460,752
0.6
12,892
LKQ Corp.
706,353
0.3
830
Lockheed Martin Corp.
370,487
0.1
16,762
Loews Corp.
1,050,139
0.4
9,809  Marsh & McLennan Cos.,
Inc.
1,848,212
0.7
8,108
McDonald's Corp.
2,377,266
0.9
3,716
McKesson Corp.
1,495,318
0.6
37,462
Merck & Co., Inc.
3,995,322
1.5
12,203
MetLife, Inc.
768,423
0.3
54,588
MGIC Investment Corp.
913,803
0.4
18,406  Mondelez International, Inc.
- Class A
1,364,437
0.5
14,465  MSC Industrial Direct Co.,
Inc. - Class A
1,459,808
0.6
32,714  National Retail Properties,
Inc.
1,396,234
0.5
14,167
NetApp, Inc.
1,105,168
0.4
33,599
New Fortress Energy, Inc.
959,251
0.4
41,135
NiSource, Inc.
1,145,198
0.4
11,502
NorthWestern Corp.
649,518
0.3
62,365  Old Republic International
Corp.
1,719,403
0.7
16,516
ONEOK, Inc.
1,107,233
0.4
26,199
Patterson Cos., Inc.
861,685
0.3
20,183
PepsiCo, Inc.
3,783,505
1.5
37,659
Pfizer, Inc.
1,357,984
0.5
28,434  Philip Morris International,
Inc.
2,835,438
1.1
18,226
Phillips 66
2,033,110
0.8
2,107
PPG Industries, Inc.
303,197
0.1
4,198
Procter & Gamble Co.
656,147
0.3
19,651
Prosperity Bancshares, Inc.
1,244,301
0.5
6,122
QUALCOMM, Inc.
809,145
0.3
4,265  Reinsurance Group of
America, Inc.
598,593
0.2
4,859  Reliance Steel & Aluminum
Co.
1,423,007
0.5
118,265
Rithm Capital Corp.
1,192,111
0.5
32,439
Rollins, Inc.
1,324,484
0.5
8,560
Sempra Energy
1,275,611
0.5
10,460
Silgan Holdings, Inc.
458,671
0.2
5,724
Snap-on, Inc.
1,559,447
0.6
18,615
Sonoco Products Co.
1,091,584
0.4
9,943
Targa Resources Corp.
815,227
0.3
16,019
Texas Instruments, Inc.
2,883,420
1.1
19,509
TJX Cos., Inc.
1,688,114
0.7
10,364
Travelers Cos., Inc.
1,788,930
0.7
6,289
UMB Financial Corp.
446,519
0.2
1,458
UnitedHealth Group, Inc.
738,287
0.3
1,650
Universal Display Corp.
240,702
0.1
34,965
Unum Group
1,699,649
0.7
36,448
US Bancorp
1,446,257
0.6
5,659
Valero Energy Corp.
729,502
0.3
77,735  Verizon Communications,
Inc.
2,649,209
1.0
30,123
VICI Properties, Inc.
948,272
0.4
21,686
Virtu Financial, Inc. - Class A
402,492
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
21,704
Wells Fargo & Co.
$ 1,001,857
0.4
60,101
Wendy's Co.
1,291,571
0.5
12,515
Westrock Co.
416,624
0.2
39,081
Williams Cos., Inc.
1,346,340
0.5
6,976
Willis Towers Watson PLC
1,474,238
0.6
21,134
WP Carey, Inc.
1,427,179
0.6
24,873
Xcel Energy, Inc.
1,560,283
0.6
170,802,572
65.7
Total Common Stock
(Cost $234,898,060)
254,783,325
98.0
EXCHANGE-TRADED FUNDS : 1.5%
25,596  iShares MSCI EAFE Value
ETF
1,306,676
0.5
16,243  iShares Russell 1000 Value
ETF
2,653,944
1.0
Total Exchange-Traded
Funds
(Cost $3,723,200)
3,960,620
1.5
Total Long-Term Investments
(Cost $238,621,260)
258,743,945
99.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
542,000
(2)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.190%
(Cost $542,000)
542,000
0.2
Total Short-Term
Investments
(Cost $542,000)
542,000
0.2
Total Investments in
Securities
(Cost $239,163,260) $ 259,285,945 99.7
Assets in Excess of
Other Liabilities 823,954 0.3
Net Assets $ 260,109,899 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of July 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21.5%
Health Care 15.2
Industrials 12.8
Consumer Staples 9.6
Energy 7.2
Information Technology 6.5
Utilities 6.4
Consumer Discretionary 6.1
Materials 5.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Communication Services 4.6%
Real Estate 3.1
Exchange-Traded Funds 1.5
Short-Term Investments 0.2
Assets in Excess of Other Liabilities 0.3
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 7,919,223 $ — $ 7,919,223
Austria — 467,483 — 467,483
Brazil — 822,803 — 822,803
Canada 9,847,972 — — 9,847,972
China — 563,127 — 563,127
Denmark — 924,087 — 924,087
Finland — 306,477 — 306,477
France — 8,238,934 — 8,238,934
Germany — 843,627 — 843,627
Hong Kong 707,870 2,707,331 — 3,415,201
Israel — 1,245,762 — 1,245,762
Italy — 2,554,629 — 2,554,629
Japan 283,415 18,475,222 — 18,758,637
Jordan — 611,432 — 611,432
Netherlands — 3,880,238 — 3,880,238
New Zealand — 303,149 — 303,149
Norway — 394,221 — 394,221
Singapore — 1,447,244 — 1,447,244
Spain — 4,932,351 — 4,932,351
Switzerland — 4,982,297 — 4,982,297
United Kingdom — 11,521,859 — 11,521,859
United States 170,802,572 — — 170,802,572
Total Common Stock 181,641,829 73,141,496 — 254,783,325
Exchange-Traded Funds 3,960,620 — — 3,960,620
Short-Term Investments 542,000 — — 542,000
Total Investments, at fair value $ 186,144,449 $ 73,141,496 $ — $ 259,285,945
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,746,837
Gross Unrealized Depreciation (8,626,473)
Net Unrealized Appreciation $ 20,120,364